LEASES - Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026	$ 28,688
2027	28,866
2028	28,981
2029	29,293
2030	28,262
Thereafter	111,643
Total lease payments	255,733
Less: imputed interest	(118,241)
Less: tenant improvement allowance	(1,956)
Present value of lease liabilities	135,536
Less: current lease liabilities	(9,793)	$ (9,629)
Present value of long-term lease liabilities	125,743	135,273
Finance Leases
2026	5,147
2027	5,241
2028	5,125
2029	4,970
2030	3,390
Thereafter	9,995
Total lease payments	33,868
Less: imputed interest	(13,069)
Less: tenant improvement allowance	(50)
Present value of lease liabilities	20,749
Less: current lease liabilities	(2,480)	(1,994)
Finance lease liabilities	$ 18,269	$ 20,061